Basis of accounting	6 Months Ended
Jun. 30, 2020
Basis of accounting
Basis of accounting

2. Basis of accounting

The unaudited condensed consolidated interim financial statements of Verona Pharma plc and its subsidiaries, Verona Pharma, Inc., and Rhinopharma Limited (together the "Group”), for the six months ended June 30, 2020, do not include all the statements required for full annual financial statements and should be read in conjunction with the consolidated financial statements of the Group as of December 31, 2019.

The 2019 Accounts, on which the Company’s auditors delivered an unqualified audit report, have been delivered to the Registrar of Companies.

These unaudited condensed interim financial statements were authorized for issue by the Company’s board of directors (the “Directors”) on August 14, 2020. There have been no changes to the accounting policies as contained in the annual consolidated financial statements as of and for the year ended December 31, 2019, which have been prepared in accordance with international financial reporting standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Group’s activities and results are not exposed to any seasonality. The Group operates as a single operating and reportable segment.

Going concern

The Group has incurred recurring losses since inception, including net losses of £31.9 million, £19.9 million and £20.5 million for the years ended December 31, 2019, 2018 and 2017, respectively. In addition, as of June 30, 2020, the Group had an accumulated loss of £117.6 million. The Group expects to continue to generate operating losses for the foreseeable future. On July 17, 2020, the Group announced it raised £159 million in a private placement, with net proceeds after transaction related fees and expenses of approximately £145 million (see note 17).

As of the issuance date of these condensed consolidated interim financial statements, the Group therefore expects that its cash and cash equivalents would be sufficient to fund its operating expenses and capital expenditure requirements for at least twelve months from the issuance date of these condensed consolidated interim financial statements. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Impairment of intangible assets, goodwill and non-financial assets

The Group continues to review the effect of the COVID‑19 pandemic on its operations, ongoing and planned clinical trials and the potential disruption to financial markets. Management has determined that the current effect on the Group does not require an impairment of intangible assets or goodwill as the Company’s market value still supports the value of the assets. However, management will continue to monitor the situation for any triggering events that relate to the pandemic.

Dividend

The Directors do not recommend the payment of a dividend for the six months ended June 30, 2020, (six months ended June 30, 2019: £nil and the year ended December 31, 2019: £nil).